N-4	Dec. 31, 2022
Prospectus:
Document Type	N-4
Entity Registrant Name	FUTUREFUNDS SERIES ACCOUNT OF EMPOWER ANNUITY INSURANCE CO of AMERICA
Entity Central Index Key	0000740858
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
Select
Prospectus:
Portfolio Company Objective [Text Block]	TYPE/INVESTMENT OBJECTIVE
Select | AmericanCenturyEquityIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks current income; capital appreciation is a secondary objective
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	(14.30%)
Average Annual Total Returns, 5 Years [Percent]	(0.22%)
Average Annual Total Returns, 10 Years [Percent]	0.86%
Select | PIMCOTotalReturnFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks maximum total return, consistent with preservation of capital and prudent investment management
Portfolio Company Name [Text Block]	PIMCO Total Return Fund - Class A
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	(3.14%)
Average Annual Total Returns, 5 Years [Percent]	6.29%
Average Annual Total Returns, 10 Years [Percent]	9.52%
Select | AmericanCenturyEquityIncomeFundInvestorClassMember
Prospectus:
Portfolio Company Name [Text Block]	American Century Equity Income Fund - Investor Class
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc.
FutureFund Series Account | AmericanCenturyEquityIncomeFundClassAMember
Prospectus:
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	14.30%
Average Annual Total Returns, 5 Years [Percent]	0.22%
Average Annual Total Returns, 10 Years [Percent]	0.86%
FutureFund Series Account | PIMCOTotalReturnFundClassAMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Total Return Fund - Class A
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	3.14%
Average Annual Total Returns, 5 Years [Percent]	6.29%
Average Annual Total Returns, 10 Years [Percent]	9.52%
FutureFund Series Account | AmericanCenturyEquityIncomeFundInvestorClassMember
Prospectus:
Portfolio Company Name [Text Block]	American Century Equity Income Fund - Investor Class
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc.